Income taxes - Components of income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Current year	$ 562	$ 194
Adjustment for prior years	(281)	(33)
Current tax expense	281	161
Origination and reversal of temporary differences	(1,959)	(2,511)
Change in unrecognized losses and deductible temporary differences	2,442	2,522
Deferred tax expense	483	11
Income tax expense	$ 764	$ 172